LEASE - Disclosure of composition of lease liability balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 6,895	$ 6,474	$ 5,905
Additions during the year	2,014	1,428	1,235
Additions in respect of acquisition	1,696
Disposals	(131)
Interest expenses	296	214	331
Lease payments	(2,147)	(1,620)	(1,498)
Other changes	(473)	399	501
Current maturities of lease liabilities	2,206	1,502	1,320
Long-term lease liabilities	5,944	5,393	5,154
Balance at December 31	8,150	6,895	6,474
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	6,769	6,245	5,595
Additions during the year	2,014	1,428	1,235
Additions in respect of acquisition	1,696
Disposals	(131)
Interest expenses	293	207	321
Lease payments	(2,036)	(1,506)	(1,390)
Other changes	(464)	395	484
Current maturities of lease liabilities	2,197	1,387	1,212
Long-term lease liabilities	5,944	5,382	5,033
Balance at December 31	8,141	6,769	6,245
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	126	229	310
Additions during the year	0	0	0
Additions in respect of acquisition	0
Disposals	0
Interest expenses	3	7	10
Lease payments	(111)	(114)	(108)
Other changes	(9)	4	17
Current maturities of lease liabilities	9	115	108
Long-term lease liabilities	0	11	121
Balance at December 31	$ 9	$ 126	$ 229